Receivables, Net	12 Months Ended
May 29, 2011
Receivables, Net
Receivables, Net

NOTE 3 - RECEIVABLES, NET

Receivables, net are primarily comprised of amounts owed to us from the sale of gift cards in national retail outlets and receivables from national storage and distribution companies with which we contract to provide services that are billed to us on a per-case basis. In connection with these services, certain of our inventory items are conveyed to these storage and distribution companies to transfer ownership and risk of loss prior to delivery of the inventory to our restaurants. We reacquire these items when the inventory is subsequently delivered to our restaurants. These transactions do not impact the consolidated statements of earnings. Receivables from the sale of gift cards in national retail outlets, national storage and distribution companies and our overall allowance for doubtful accounts are as follows:

(in millions)	May 29, 2011	May 30, 2010
Retail outlet gift card sales	$ 25.0	$ 26.3
Storage and distribution	17.4	16.4
Allowance for doubtful accounts	(0.3)	(3.6)